INCOME TAXES - Loss Carryforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 2,867	$ 2,963
Dynaflows S.A. | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	2	2
Dynaflows S.A. | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	38	33
Dynaflows S.A. | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	100	88
Dynaflows S.A. | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	29	33
Dynaflows S.A. | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	12	0
IAFH Global S.A. | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	367	426
IAFH Global S.A. | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	683	586
IAFH Global S.A. | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	20	0
Globant Brasil Consultoria Ltda.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 358	$ 540
Amount of carryforward that can be utilized as a percent of taxable income	30.00%	30.00%
We Are London Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 0	$ 56
Globant UK Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	48	0
Decision Support, S.A | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	282	0
Sistemas Globales S.A. | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	3	0
Sistemas Globales S.A. | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	4	0
Sistemas Globales S.A. | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	29	0
Sistemas Globales S.A. | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	38	0
Sistemas Globales S.A. | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	449	0
Augmented Coding US, LLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	31	0
Augmented Coding Spain, S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	189	0
Atix Labs, SRL | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	34	0
Avanxo S.A. | 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	4
Avanxo S.A. | 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	4
Avanxo S.A. | 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	32
Avanxo S.A. | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	23
BSF S.A. | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	151	0
Avanxo México Sociedad Anónima Promotora de inversión de Capital Variable | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	379
Globant India Private Limited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	472
Grupo ASSA Colombia SAS | 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	0	84
Globant S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 0	$ 201